UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06500

Name of Fund:    BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield New York Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2018

Date of reporting period: 10/31/2017

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2017	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds

New York — 121.7%
Corporate — 2.6%
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 07/01/28	$930	$1,001,954
County of Onondaga New York Industrial Development Agency, RB, Bristol-Meyers Squibb Co. Project, AMT, 5.75%, 03/01/24	2,500	2,982,575
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	8,415	10,753,024

		14,737,553
County/City/Special District/School District — 17.9%
City of New York New York, GO, Refunding, Series E, 5.50%, 08/01/25	5,435	6,587,655
City of New York New York, GO:
Series A-1, 5.00%, 8/01/35	1,950	2,178,091
Sub-Series A-1, 5.00%, 8/01/33	2,100	2,430,477
Sub-Series D-1, 5.00%, 10/01/33	8,350	9,399,094
Sub-Series D-1, Fiscal 2014, 5.00%, 8/01/31	1,300	1,506,882
Refunding, Fiscal 2012, Series I, 5.00%, 8/01/32	490	557,674
Refunding, Fiscal 2014, Series E, 5.00%, 8/01/32	2,040	2,361,035
City of New York New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B(a):
0.00%, 11/15/46	4,000	1,255,800
(AGM), 0.00%, 11/15/56	7,825	1,598,726
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	6,000	6,902,040
5.00%, 11/15/45	13,995	16,012,659
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/39(a)	5,000	2,240,000
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/43(a)	4,330	1,635,831

Security	Par (000)	Value
County/City/Special District/School District (continued)
City of New York New York Industrial Development Agency, RB, PILOT (continued):
(AMBAC), 5.00%, 1/01/39	$1,750	$1,782,585
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	1,000	1,057,450
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/36	6,400	6,521,408
Yankee Stadium Project (NPFGC), 5.00%, 3/01/36	2,250	2,282,917
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	9,650	9,815,690
County of Erie New York Fiscal Stability Authority, RB, Sales Tax and State Aid Secured Refunding Bonds, Series D:
5.00%, 9/01/35	335	403,370
5.00%, 9/01/36	300	360,075
5.00%, 9/01/37	335	400,804
5.00%, 9/01/38	515	614,689
5.00%, 9/01/39	410	488,585
County of Nassau New York, GO:
Series A, 5.00%, 1/15/31	1,770	2,083,910
Series B, 5.00%, 10/01/30	190	226,737
Hudson Yards Infrastructure Corp., Refunding RB, 2nd Indenture, Series A, 5.00%, 02/15/45	2,150	2,490,495
New York Liberty Development Corp., RB, World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	3,500	3,953,495
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	2,570	2,899,448
4 World Trade Center Project, 5.00%, 11/15/44	2,000	2,205,360
4 World Trade Center Project, 5.75%, 11/15/51	3,000	3,459,300
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	1,090	1,163,782
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	3,725	4,129,274

		101,005,338
Education — 24.7%
Albany Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A:
5.00%, 12/01/31	250	279,648
5.00%, 12/01/32	100	111,724

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/20(b)	$2,000	$2,194,340
Build NYC Resource Corp., Refunding RB:
City University Queens College, Series A, 5.00%, 6/01/43	525	593,964
Manhattan College Project, 5.00%, 8/01/35	545	631,513
Manhattan College Project, 4.00%, 8/01/42	975	1,014,107
New York Law School Project, 5.00%, 7/01/41	1,065	1,188,753
City of New York Albany Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A, 4.00%, 12/01/34	110	112,450
City of New York New York Trust for Cultural Resources, Refunding RB:
American Museum of Natural History, Series A, 5.00%, 7/01/37	2,265	2,612,021
American Museum of Natural History, Series A, 5.00%, 7/01/41	825	926,079
Carnegie Hall, Series A, 4.75%, 12/01/39	3,550	3,768,112
Carnegie Hall, Series A, 5.00%, 12/01/39	2,150	2,297,597
Museum of Modern Art, Series 1A, 5.00%, 10/01/18(b)	1,000	1,035,820
Wildlife Conservation Society, Series A, 5.00%, 8/01/42	750	851,918
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 09/01/40	5,740	6,255,911
Counties of Buffalo & Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A:
5.25%, 5/01/31	2,305	2,600,939
5.25%, 5/01/32	1,000	1,122,940

Security	Par (000)	Value
Education (continued)
Counties of Buffalo & Erie New York Industrial Development Agency, Refunding RB, City School District of Buffalo Project:
5.00%, 5/01/28	$750	$906,893
Series A, 5.00%, 5/01/29	4,060	4,886,169
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	1,040	1,162,190
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project:
5.00%, 7/01/42	1,180	1,374,511
4.00%, 7/01/46	2,235	2,337,072
County of Madison New York Capital Resource Corp., RB, Colgate University Project, Series B:
5.00%, 7/01/40	815	942,124
5.00%, 7/01/43	2,940	3,385,410
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series B, 4.50%, 07/01/35	3,885	4,248,014
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A:
5.00%, 7/01/38	1,440	1,656,058
4.00%, 7/01/39	500	534,345
County of Onondaga New York, RB, Syracuse University Project:
5.00%, 12/01/30	1,190	1,351,721
5.00%, 12/01/36	1,150	1,293,175
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project, 5.38%, 09/01/41	500	562,110
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM)(b):
5.25%, 1/01/21	860	952,510
5.50%, 1/01/21	500	558,270

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 07/01/37	$675	$739,051
State of New York Dormitory Authority, RB:
Columbia University, Series A-2, 5.00%, 10/01/46	1,250	1,689,625
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	2,075	2,358,403
Fordham University, Series A, 5.00%, 7/01/28	325	365,771
Fordham University, Series A, 5.50%, 7/01/36	1,550	1,763,652
General Purpose, Series A, 5.00%, 2/15/36	5,500	6,299,865
New School (AGM), 5.50%, 7/01/20(b)	4,050	4,499,509
New York University Mount Sinai School of Medicine, 5.13%, 7/01/19(b)	665	708,205
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	4,580	6,214,236
New York University, Series B, 5.00%, 7/01/19(b)	1,000	1,063,770
New York University, Series B, 5.00%, 7/01/37	600	688,404
New York University, Series B, 5.00%, 7/01/42	3,240	3,659,904
New York University, Series C, 5.00%, 7/01/18(b)	2,000	2,052,380
State University Dormitory Facilities, Series A, 5.00%, 7/01/35	800	876,360
State University Dormitory Facilities, Series A, 5.00%, 7/01/40	2,035	2,222,505
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	1,500	1,663,785
State of New York Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 5/15/29	1,000	1,149,130
Barnard College, Series A, 5.00%, 7/01/34	1,150	1,336,288
Barnard College, Series A, 4.00%, 7/01/37	240	251,950

Security	Par (000)	Value
Education (continued)
State of New York Dormitory Authority, Refunding RB (continued):
Barnard College, Series A, 5.00%, 7/01/43	$2,500	$2,858,375
Cornell University, Series A, 5.00%, 7/01/40	700	766,423
Fordham University, 5.00%, 7/01/44	2,130	2,429,670
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/35	1,380	1,562,615
New York University, Series A, 5.00%, 7/01/31	3,955	4,541,566
New York University, Series A, 5.00%, 7/01/37	4,775	5,478,548
Pratt Institute, 5.00%, 7/01/46	910	1,028,637
Rochester Institute of Technology, 5.00%, 7/01/42	750	834,128
St. John’s University, Series A, 5.00%, 7/01/37	2,240	2,566,054
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	4,195	4,963,440
State University Dormitory Facilities, Series A, 5.25%, 7/01/31	8,735	10,304,155
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	1,490	1,671,810
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	2,315	2,694,498
State University Dormitory Facilities, Series B, 5.00%, 7/01/32	500	586,290
State University Dormitory Facilities, Series B, 5.00%, 7/01/33	1,140	1,329,833
Town of Hempstead New York Local Development Corp., Refunding RB, Hofstra University Project, 5.00%, 07/01/47	1,645	1,883,509

		138,850,752
Health — 8.4%
City of New York New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 02/15/30	2,200	2,369,774

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health (continued)
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC):
5.50%, 4/01/34	$490	$534,806
5.50%, 4/01/30	250	273,972
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc., Series B:
3.00%, 7/01/36	1,155	1,052,482
4.00%, 7/01/41	920	952,743
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project:
4.00%, 12/01/41	800	814,032
5.00%, 12/01/46	1,280	1,427,366
Series A, 5.00%, 12/01/32	830	915,706
Series A, 5.00%, 12/01/37	350	382,144
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 08/15/40	5,650	6,325,514
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 07/01/32	625	696,375
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	1,790	1,942,866
State of New York Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/19(b)	2,000	2,105,980
New York University Hospitals Center, Series A, 5.75%, 7/01/20(b)	3,450	3,855,444
New York University Hospitals Center, Series A, 6.00%, 7/01/20(b)	1,100	1,236,455
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/19(b)	2,075	2,210,207
North Shore-Long Island Jewish Obligated Group, Series C, 4.25%, 5/01/39	1,000	1,053,680

Security	Par (000)	Value
Health (continued)
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 5/01/39	$300	$316,104
State of New York Dormitory Authority, Refunding RB, North Shore-Long Island Jewish Obligated Group, Series A:
5.00%, 5/01/21(b)	4,000	4,492,720
5.25%, 5/01/21(b)	9,220	10,434,182
5.00%, 5/01/32	3,525	4,070,247

		47,462,799
Housing — 3.7%
City of New York New York Housing Development Corp., RB, M/F Housing:
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.25%, 7/01/32	6,865	7,697,999
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.00%, 7/01/33	1,675	1,874,158
Series A-1-A, AMT, 5.00%, 11/01/30	750	754,800
Series A-1-A, AMT, 5.45%, 11/01/46	1,335	1,348,096
Series H-2-A, AMT, 5.20%, 11/01/35	840	846,174
Series H-2-A, AMT, 5.35%, 5/01/41	600	607,392
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 02/15/48	1,230	1,276,863
City of Yonkers New York Industrial Development Agency, RB, Monastery Manor Associates LP Project, Series A, AMT (SONYMA), 5.25%, 04/01/37	2,445	2,451,748
County of Monroe New York Industrial Development Agency, IDRB, Southview Towers Project, AMT (SONYMA):
6.13%, 2/01/20	260	260,564
6.25%, 2/01/31	1,125	1,126,215

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Housing (continued)
State of New York HFA, RB, M/F Housing:
Affordable Series B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 11/01/42	$1,045	$1,083,164
St. Philip’s Housing, Series A, AMT, 4.65%, 11/15/38	1,500	1,500,990

		20,828,163
State — 17.5%
City of New York New York Transitional Finance Authority, BARB:
Fiscal 2008, Series S-1, 4.50%, 1/15/38	1,700	1,710,387
Fiscal 2009, Series S-1 (AGC), 5.50%, 7/15/38	6,000	6,186,780
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	5,500	5,787,595
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/39	1,500	1,577,685
Fiscal 2015, Series S-1, 5.00%, 7/15/37	2,000	2,310,520
City of New York New York Transitional Finance Authority, Refunding RB, Fiscal 2018:
Series S-1, 5.00%, 7/15/35	4,055	4,793,091
Series S-2, 5.00%, 7/15/35	1,455	1,719,839
City of New York New York Transitional Finance Authority Future Tax Secured, RB:
Fiscal 2014, Sub-Series A-1, 5.00%, 11/01/38	1,000	1,155,300
Fiscal 2014, Sub-Series B-1, 5.00%, 11/01/36	1,690	1,959,504
Fiscal 2016, Sub-Series B-1, 5.00%, 11/01/38	4,000	4,682,840
Series A-2, 5.00%, 8/01/39	2,555	3,000,515
Sub Series A-3, 5.00%, 8/01/41	5,495	6,432,832
Sub-Series B-1, 5.00%, 11/01/35	2,510	2,915,189
Sub-Series F-1, 5.00%, 5/01/38	4,120	4,833,749
Sub-Series F-1, 5.00%, 5/01/39	5,130	6,004,819
City of New York New York Transitional Finance Authority Future Tax Secured, Refunding RB, Series C, 5.00%, 11/01/30	1,470	1,751,931

Security	Par (000)	Value
State (continued)
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund:
Series B, 5.00%, 11/15/19(b)	$1,500	$1,616,205
Sub-Series B-1, 5.00%, 11/15/31	3,465	4,061,881
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 4.00%, 10/15/32	3,835	4,277,751
State of New York Dormitory Authority, RB:
General Purpose, Series A, 5.00%, 2/15/42	3,000	3,467,790
General Purpose, Series B, 5.00%, 3/15/37	1,000	1,133,410
General Purpose, Series B, 5.00%, 3/15/42	7,500	8,446,800
Master BOCES Program Lease (AGC), 5.00%, 8/15/19(b)	1,750	1,869,717
Sales Tax, Series A, 5.00%, 3/15/37	565	666,288
Sales Tax, Series A, 5.00%, 3/15/43	4,370	5,102,456
Series B, 5.00%, 3/15/37	2,000	2,344,200
State Personal Income Tax, Series A, 5.00%, 2/15/43	1,000	1,127,790
State of New York Dormitory Authority, Refunding RB, General Purpose, Series A, 5.00%, 02/15/38	4,630	5,408,164
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 03/15/32	2,000	2,312,800

		98,657,828
Tobacco — 2.3%
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through:
Series A, 5.00%, 6/01/41	425	455,277
Series A-2B, 5.00%, 6/01/51	800	825,312
Series B, 5.00%, 6/01/45	1,820	1,913,184
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 4.75%, 06/01/39	2,190	2,200,972

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Tobacco (continued)
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed:
5.25%, 5/15/34	$1,650	$1,859,451
5.25%, 5/15/40	2,250	2,521,485
Westchester Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	3,420	3,449,754

		13,225,435
Transportation — 28.3%
Buffalo & Fort Erie Public Bridge Authority, RB, Toll Bridge System:
5.00%, 1/01/42	1,115	1,285,707
5.00%, 1/01/47	430	493,244
Metropolitan Transportation Authority, RB:
Green Bonds, Series A, 5.00%, 11/15/42	3,500	4,089,400
Series A, 5.00%, 11/15/21(b)	1,000	1,142,900
Series A, 5.00%, 11/15/30	1,000	1,155,340
Series A-1, 5.25%, 11/15/33	2,565	3,028,752
Series A-1, 5.25%, 11/15/34	2,840	3,349,950
Series C, 6.50%, 11/15/28	615	650,104
Series D, 5.25%, 11/15/41	3,450	3,907,022
Series E, 5.00%, 11/15/38	7,785	8,934,844
Series E, 5.00%, 11/15/43	4,000	4,537,840
Series H, 5.00%, 11/15/31	1,690	1,941,337
Sub-Series B, 5.00%, 11/15/25	3,250	3,846,408
Metropolitan Transportation Authority, Refunding RB:
Green Bonds, Climate Bond Certified, Sub-Series B-2, 4.00%, 11/15/34	3,000	3,274,620
Green Bonds, Series A-1, 5.25%, 11/15/56	2,610	3,030,132
Green Bonds, Series B-1, 5.00%, 11/15/34	2,120	2,544,085
Series D, 5.25%, 11/15/29	1,000	1,114,360
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A:
5.00%, 11/15/56	5,655	6,348,133
5.00%, 11/15/51	480	525,408

Security	Par (000)	Value
Transportation (continued)
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
5.00%, 7/01/46	$6,615	$7,232,841
5.25%, 1/01/50	8,385	9,294,689
(AGM), 4.00%, 7/01/41	1,575	1,620,439
Niagara Falls Bridge Commission, Refunding RB, Toll Bridge System, Series A (AGC), 4.00%, 10/01/19	820	850,028
Port Authority of New York & New Jersey, ARB:
Consolidated, 163rd Series, 5.00%, 7/15/35	2,500	2,734,350
Consolidated, 169th Series, 5.00%, 10/15/41	1,000	1,110,240
Consolidated, 183rd Series, 4.00%, 6/15/44	1,500	1,563,750
JFK International Air Terminal LLC, Special Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	8,160	8,535,115
Port Authority of New York & New Jersey, Refunding ARB:
178th Series, AMT, 5.00%, 12/01/33	1,140	1,297,058
179th Series, 5.00%, 12/01/38	1,390	1,600,946
Consolidated, 177th Series, AMT, 4.00%, 1/15/43	735	754,073
Consolidated, 178th Series, AMT, 5.00%, 12/01/43	750	840,315
Consolidated, 186th Series, AMT, 5.00%, 10/15/44	1,000	1,126,660
Consolidated, 195th Series, AMT, 5.00%, 4/01/36	1,500	1,730,550
Consolidated, 200th Series, 5.00%, 4/15/57	1,000	1,146,690
Series G, JFK International Air Terminal (AGM), 5.75%, 12/01/25	3,500	3,660,895
State of New York Thruway Authority, RB, Junior Lien, Series A, 5.25%, 01/01/56	3,880	4,492,613

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
State of New York Thruway Authority, Refunding RB, General:
Series H (AGM), 5.00%, 1/01/37	$10,000	$10,055,600
Series I, 5.00%, 1/01/37	4,750	5,355,008
Series I, 5.00%, 1/01/42	3,250	3,652,805
Series J, 5.00%, 1/01/41	6,275	7,006,163
Series K, 5.00%, 1/01/29	2,225	2,632,531
Series K, 5.00%, 1/01/31	1,500	1,756,320
Series K, 5.00%, 1/01/32	3,500	4,080,545
Triborough Bridge & Tunnel Authority, RB, Series B:
5.00%, 11/15/40	1,010	1,180,771
5.00%, 11/15/45	1,500	1,728,990
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32(a)	9,590	6,038,631
General, Series A, 5.00%, 11/15/38	1,000	1,148,210
General, Series A, 5.25%, 11/15/45	1,460	1,703,645
General, Series A, 5.00%, 11/15/50	4,500	5,119,245
General, Series C, 5.00%, 11/15/18(b)	1,235	1,285,783
General, Series C, 5.00%, 11/15/38	765	795,164
Sub-Series A, 5.00%, 11/15/29	875	1,019,900

		159,350,149
Utilities — 16.2%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, 2nd General Resolution, Fiscal 2017, Series DD, 5.25%, 06/15/47	2,455	2,918,651
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2010, Series FF, 5.00%, 6/15/31	1,500	1,643,670
Fiscal 2011, Series BB, 5.00%, 6/15/31	1,000	1,095,780

Security	Par (000)	Value
Utilities (continued)
Fiscal 2011, Series GG, 5.00%, 6/15/43	$1,000	$1,112,370
Fiscal 2015, Series HH, 5.00%, 6/15/39	3,000	3,519,600
Series DD, 5.00%, 6/15/32	3,750	3,843,787
City of New York New York Water & Sewer System, RB:
2nd General Resolution, Fiscal 2017, Series DD, 5.00%, 6/15/47	3,785	4,388,215
Sub-Series BB-1, 5.00%, 6/15/46	2,750	3,199,048
Long Island Power Authority, RB, General, Electric Systems, Series A (AGM), 5.00%, 05/01/36	3,775	4,171,866
Long Island Power Authority, Refunding RB:
Electric System, Series A, 5.00%, 9/01/34	1,000	1,143,900
Electric System, Series B, 5.00%, 9/01/41	590	680,919
Electric System, Series B, 5.00%, 9/01/46	2,750	3,146,248
Electric Systems, Series A (AGC), 5.75%, 4/01/39	1,015	1,077,615
General, Electric Systems, Series A (AGC), 6.00%, 5/01/19(b)	1,500	1,608,840
State of New York Environmental Facilities Corp., RB, Green Bonds, Series B:
5.00%, 3/15/45	5,145	5,908,621
Revolving Funds, 5.00%, 9/15/40	1,195	1,390,526
State of New York Environmental Facilities Corp., Refunding RB:
Revolving Funds, New York City Municipal Water, Series B, 5.00%, 6/15/33	1,040	1,065,678
Revolving Funds, New York City Municipal Water, Series B, 5.00%, 6/15/36	2,100	2,357,964
Series A, 5.00%, 6/15/40	4,275	4,996,021
Series A, 5.00%, 6/15/45	18,920	21,813,814
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	4,920	5,505,775
Utility Debt Securitization Authority, Refunding RB, Restructuring:
3.00%, 12/15/32	1,600	1,637,104
Series E, 5.00%, 12/15/41(c)	9,960	11,542,146

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Utilities (continued)
Western Nassau County Water Authority, RB, Series A, 5.00%, 04/01/40	$1,185	$1,349,905

		91,118,063

Total Municipal Bonds in New York		685,236,080

Guam — 0.3%
Utilities — 0.3%
Guam Power Authority, RB, Series A (AGM), 5.00%, 10/01/37	1,380	1,476,752

Puerto Rico — 0.2%
Housing — 0.2%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	1,115	1,167,650

Total Municipal Bonds — 122.1%		687,880,482

Municipal Bonds Transferred to Tender Option Bond Trusts(c)

New York — 38.6%
County/City/Special District/School District — 11.6%
City of New York New York, GO:
Fiscal 2014, Sub-Series I-1, 5.00%, 3/01/36	3,500	4,018,770
Sub-Series C, 5.75%, 2/15/19(b)(d)	916	969,618
Refunding Series E, 5.00%, 08/01/27	1,064	1,133,093
Sub-Series C-3, 5.75%, 8/15/28	13,484	14,275,950
Refunding Series E, 5.00%, 8/01/29	2,000	2,413,270
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	3,500	4,125,047
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	2,760	2,948,223
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 02/15/47(d)	9,739	11,066,851

Security	Par (000)	Value
County/City/Special District/School District (continued)
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	$18,000	$20,291,196
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 09/15/40	3,645	4,109,300

		65,351,318
Education — 5.2%
City of New York New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 08/01/33	1,981	2,274,298
State of New York Dormitory Authority, RB:
New York University, Series A, 5.00%, 7/01/18(b)	6,498	6,660,712
Series B, 5.75%, 3/15/19(b)	7,850	8,341,724
State University Dormitory Facilities, Series A, 5.25%, 7/01/19(b)	6,000	6,403,110
State University Dormitory Facilities, Series A, 5.00%, 7/01/35	5,198	5,800,603

		29,480,447
Health — 1.2%
State of New York Dormitory Authority, RB, Mental Health Services Facilities, AMT (AGM), 5.40%, 02/15/33	6,297	6,491,067
State — 6.8%
City of New York New York Transitional Finance Authority Future Tax Secured, RB, Fiscal 2012, Sub-Series D-1, 5.00%, 11/01/38	4,125	4,628,291
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	7,995	9,552,479
4.00%, 10/15/32	8,000	8,921,400

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
State (continued)
State of New York Dormitory Authority, RB:
General Purpose, Series C, 5.00%, 3/15/41	$1,650	$1,824,405
State Supported Debt, Series A, 5.00%, 3/15/44	5,548	6,437,769
State of New York Dormitory Authority, Refunding RB, Series E, 5.25%, 03/15/33	4,500	5,474,408
State of New York Urban Development Corp., Refunding RB, Personal Income Tax, Series A, 5.00%, 03/15/45	1,001	1,160,920

		37,999,672
Transportation — 7.5%
Port Authority of New York & New Jersey, RB, Consolidated, Series106th:
5.00%, 10/15/25	7,990	8,981,356
5.00%, 10/15/26	6,000	6,742,110
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	3,900	4,515,745
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 03/15/31	3,940	4,461,006
Triborough Bridge & Tunnel Authority, Refunding RB, General, Series A, 5.00%, 11/15/46	15,000	17,425,875

		42,126,092
Utilities — 6.3%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2011, Series HH, 5.00%, 06/15/32	9,900	11,093,709
City of New York New York Water & Sewer System, RB, Fiscal 2009, Series A:
5.75%, 6/15/18(b)	942	968,805
5.75%, 6/15/40	3,151	3,239,731

Security	Par (000)/ Shares	Value
Utilities (continued)
City of New York New York Water & Sewer System, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2012, Series BB, 5.00%, 06/15/44	$3,991	$4,498,101
State of New York Environmental Facilities Corp., Refunding RB, Subordinated SRF Bonds, 4.00%, 06/15/46	1,488	1,570,810
Utility Debt Securitization Authority, Refunding RB:
5.00%, 12/15/41	5,998	6,939,630
Restructuring, 5.00%, 12/15/36	3,498	4,200,108
Restructuring, Series B, 4.00%, 12/15/35	2,980	3,235,714

		35,746,608

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 38.6%		217,195,204

Total Long-Term Investments (Cost — $849,456,775) — 160.7%		905,075,686

Short-Term Securities — 1.5%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.74%(e)(f)	8,195,322	8,197,780

Total Short-Term Securities (Cost — $8,197,780) — 1.5%		8,197,780

Total Investments (Cost — $857,654,555) — 162.2%		913,273,466
Other Assets Less Liabilities — 1.9%		10,583,793
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.2)%		(113,566,444)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (43.9)%		(247,342,091)

Net Assets Applicable to Common Shares — 100.0%		$562,948,724

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Notes to Schedule of Investments

(a)	Zero-coupon bond.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(d)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between September 09, 2018 to February 15, 2019, is $12,778,278.
(e)	Annualized 7-day yield as of period end.
(f)	During the period ended October 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at July 31, 2017	Net Activity	Shares Held at October 31, 2017	Value at October 31, 2017	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	3,960,481	4,234,841	8,195,322	$8,197,780	$10,775	$(15)	$(396)

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts
5-Year U.S. Treasury Note	(122)	December 2017	$14,297	$118,287
10-Year U.S. Treasury Note	(140)	December 2017	17,491	255,184
Long U.S. Treasury Bond	(98)	December 2017	14,942	269,142
Ultra Long U.S. Treasury Bond	(42)	December 2017	6,921	138,074

Total				$780,687

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BOCES	Board of Cooperative Educational Services

10	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

CAB	Capital Appreciation Bonds
EDC	Economic Development Corp.
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDRB	Industrial Development Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SRF	State Revolving Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$905,075,686	$—	$905,075,686
Short-Term Securities	8,197,780	—	—	8,197,780

Total	$8,197,780	$905,075,686	—	$913,273,466

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$780,687	$—	$—	$780,687

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(113,374,080)	$—	$(113,374,080)
VRDP Shares at Liquidation Value	—	(247,700,000)	—	(247,700,000)

Total	$—	$(361,074,080)	$—	$(361,074,080)

During the period ended October 31, 2017, there were no transfers between levels.

12	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New York Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New York Quality Fund, Inc.

Date: December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New York Quality Fund, Inc.

Date: December 21, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield New York Quality Fund, Inc.

Date: December 21, 2017